Premises And Equipment And Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Premises And Equipment And Operating Leases [Abstract]
Year-End Premises And Equipment

	December 31, 2019	December 31, 2018
Land and land improvements	$1,293	$1,293
Buildings	4,294	4,239
Furniture, fixtures and equipment	2,729	2,592
	8,316	8,124
Less: accumulated depreciation	(4,325)	(4,260)
	$3,991	$3,864

Future Minimum Operating Lease Payments

2020	$544
2021	548
2022	536
2023	377
Thereafter	250
Total future minimum rental commitments	2,255
Less - amounts representing interest	(295)
Total operating lease liabilities	$1,960